INCOME TAXES - Movements of valuation allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Rollforward of valuation allowances of deferred tax assets
Balance as of beginning of year	$ 9,279	$ 9,180	$ 1,061
Current year addition	466	407	8,455
Decrease in disposal of subsidiaries	(531)	(239)
Exchange rate effect	580	(69)	(336)
Balance as of the end of the year	$ 9,794	$ 9,279	$ 9,180